Interest and other finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Interest and other finance costs
Schedule of interest income/ (expense)

	2024	2023	2022
	$ million	$ million	$ million
Interest income	24	34	14
Interest expense:
Bank borrowings	(8)	(10)	(3)
Private placement notes	(29)	(38)	(39)
Corporate bond	(89)	(46)	(27)
Lease liabilities	(8)	(8)	(6)
Other	(11)	(30)	(5)
	(145)	(132)	(80)
Net interest expense	(121)	(98)	(66)

Disclosure of other finance costs

4.2 Other finance costs

		2024	2023	2022
	Notes	$ million	$ million	$ million
Retirement benefit net interest expense	18	(4)	(1)	(2)
Unwinding of discount[1]		(19)	(6)	(9)
Other		(5)	–	3
Other finance costs		(28)	(7)	(8)
1	Includes discount unwind on provision for metal-on-metal hip claims and acquisition related liabilities.